Note 4 - Revenue From Contracts With Customers 2 (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Amount		$ 376,479
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Amount	$ 464,134
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Month)	12 months